Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Gold Reserve Inc.
Entity Central Index Key	0001072725
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	271